Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 3, 2008

to the Prospectus for Class A and C Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

Changes to Investment Minimums and Elimination of Small Account Fees

The Prospectus is hereby revised to reflect the following changes:

1.	The minimum initial investment for Class A and Class C shares of each Fund has been reduced from $5,000 to $1,000.

2.	The minimum subsequent investment for Class A and Class C shares of each Fund has been reduced from $100 to $50.

3.	Small account fees on account balances of any Fund that have fallen below the minimum investment necessary to open the particular type of account have been eliminated and, until further notice, will no longer be assessed. The Funds’ Manager, Allianz Global Investors Fund Management LLC, retains the right, however, to redeem an investor’s remaining shares and close a Fund account if its balance falls below the minimum investment necessary to open the particular type of account, as detailed in the subsection captioned “Minimum Account Size” contained in the section of the Prospectus entitled “How to Buy and Sell Shares.”

Additional information is available in the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide, which can be obtained free of charge by visiting www.allianzinvestors.com, or by contacting the Funds’ Distributor at 1-800-426-0107 or at Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050.

Changes to Timing of Orders and Share Price Calculations

The first paragraph of the subsection captioned “Calculation of Share Price and Redemption Payments” contained in the Prospectus section entitled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, Redemption Fee or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. There are certain exceptions where an order is received by the Distributor from a broker or dealer after NAV is determined that day. Such an order will be processed at that day’s NAV if it was received by the broker or dealer from its customer prior to the NAV determination and was received by the Distributor before 9:30 a.m., Eastern time, on the following business day. Please see the Guide for details.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 3, 2008

to the Prospectus for Class D Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

Changes to Investment Minimums and Elimination of Small Account Fees

The Prospectus is hereby revised to reflect the following changes:

1.	The minimum initial investment for Class D shares of each Fund has been reduced from $5,000 to $1,000.

2.	The minimum subsequent investment for Class D shares of each Fund has been reduced from $100 to $50.

3.	Small account fees on account balances of any Fund that have fallen below the minimum investment necessary to open the particular type of account have been eliminated and, until further notice, will no longer be assessed. The Funds’ Manager, Allianz Global Investors Fund Management LLC, retains the right, however, to redeem an investor’s remaining shares and close a Fund account if its balance falls below the minimum investment necessary to open the particular type of account, as detailed in the subsection captioned “Minimum Account Size” contained in the section of the Prospectus entitled “How to Buy and Sell Shares.”

Additional information is available in the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide, which can be obtained free of charge by visiting www.allianzinvestors.com, or by contacting the Funds’ Distributor at 1-800-426-0107 or at Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050.

Changes to Timing of Orders and Share Price Calculations

The first paragraph of the subsection captioned “Calculation of Share Price and Redemption Payments” contained in the Prospectus section entitled “How to Buy and Sell Shares – General Information” is deleted and replaced in its entirety with the following:

When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under “Redemption Fees.” NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to 9:30 a.m., Eastern time, on the following business day.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 3, 2008

to the Prospectus for Class P Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

Changes to Timing of Orders and Share Price Calculations

The subsection captioned “Timing of Purchase Orders and Share Price Calculations” contained in the Prospectus section entitled “Purchases, Redemptions and Exchanges – Purchasing Shares” is revised to indicate that orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:30 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 3, 2008

to the Prospectus for Institutional Class Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

Changes to Timing of Orders and Share Price Calculations

The subsection captioned “Timing of Purchase Orders and Share Price Calculations” contained in the Prospectus section entitled “Purchases, Redemptions and Exchanges – Purchasing Shares” is revised to indicate that orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:30 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 3, 2008

to the Prospectus for Class A and C Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

Disclosure Related to All Funds

Changes to Investment Minimums and Elimination of Small Account Fees

The Prospectus is hereby revised to reflect the following changes:

1.	The minimum initial investment for Class A and Class C shares of the Fund has been reduced from $5,000 to $1,000.

2.	The minimum subsequent investment for Class A and Class C shares of the Fund has been reduced from $100 to $50.

3.	Small account fees on account balances of the Fund that have fallen below the minimum investment necessary to open the particular type of account have been eliminated and, until further notice, will no longer be assessed. The Fund’s Manager, Allianz Global Investors Fund Management LLC, retains the right, however, to redeem an investor’s remaining shares and close the Fund account if its balance falls below the minimum investment necessary to open the particular type of account, as detailed in the subsection captioned “Minimum Account Size” contained in the section of the Prospectus entitled “How to Buy and Sell Shares.”

Additional information is available in the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide, which can be obtained free of charge by visiting www.allianzinvestors.com, or by contacting the Funds’ Distributor at 1-800-426-0107 or at Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050.

Changes to Timing of Orders and Share Price Calculations

The first paragraph of the subsection captioned “Calculation of Share Price and Redemption Payments” contained in the Prospectus section entitled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, Redemption Fee or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. There are certain exceptions where an order is received by the Distributor from a broker or dealer after NAV is determined that day. Such an order will be processed at that day’s NAV if it was received by the broker or dealer from its customer prior to the NAV determination and was received by the Distributor before 9:30 a.m., Eastern time, on the following business day. Please see the Guide for details.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 3, 2008

to the Prospectus for Class D Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

Disclosure Related to All Funds

Changes to Investment Minimums and Elimination of Small Account Fees

The Prospectus is hereby revised to reflect the following changes:

1.	The minimum initial investment for Class D shares of the Fund has been reduced from $5,000 to $1,000.

2.	The minimum subsequent investment for Class D shares of the Fund has been reduced from $100 to $50.

3.	Small account fees on account balances of the Fund that have fallen below the minimum investment necessary to open the particular type of account have been eliminated and, until further notice, will no longer be assessed. The Fund’s Manager, Allianz Global Investors Fund Management LLC, retains the right, however, to redeem an investor’s remaining shares and close the Fund account if its balance falls below the minimum investment necessary to open the particular type of account, as detailed in the subsection captioned “Minimum Account Size” contained in the section of the Prospectus entitled “How to Buy and Sell Shares.”

Additional information is available in the Allianz Funds, Allianz Multi-Strategy Funds and PIMCO Funds Shareholders’ Guide, which can be obtained free of charge by visiting www.allianzinvestors.com, or by contacting the Funds’ Distributor at 1-800-426-0107 or at Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050.

Changes to Timing of Orders and Share Price Calculations

The first paragraph of the subsection captioned “Calculation of Share Price and Redemption Payments” contained in the Prospectus section entitled “How to Buy and Sell Shares – General Information” is deleted and replaced in its entirety with the following:

When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under “Redemption Fees.” NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to 9:30 a.m., Eastern time, on the following business day.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 3, 2008

to the Prospectus for Class P Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

Disclosure Related to All Funds

Changes to Timing of Orders and Share Price Calculations

The subsection captioned “Timing of Purchase Orders and Share Price Calculations” contained in the Prospectus section entitled “Purchases, Redemptions and Exchanges – Purchasing Shares” is revised to indicate that orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:30 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 3, 2008

to the Prospectus for Institutional Class Shares of Allianz RCM Global EcoTrendsSM Fund

Dated September 2, 2008

Disclosure Related to All Funds

Changes to Timing of Orders and Share Price Calculations

The subsection captioned “Timing of Purchase Orders and Share Price Calculations” contained in the Prospectus section entitled “Purchases, Redemptions and Exchanges – Purchasing Shares” is revised to indicate that orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:30 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day.